Transactions with related companies and joint venture - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Transactions with associates companies [Line Items]
LIBOR interest rate on accounts receivable	5.82%
Related parties
Disclosure Of Transactions with associates companies [Line Items]
Amounts receivable, related party transactions	$ 0	$ 0